Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of capital commitments outstanding
	As of December 31,
	2020	2021
Contracted for payable of student related uniform, luggage, teaching materials, and school related water and electricity bills	50,143	21,044